                              CERTIFICATION

    Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Asset Strategy Fund, Inc. (1933 Act File No. 33-55753; 1940
Act File No. 811-7217) ("Registrant") hereby certifies (a) that the form of
Prospectus used with respect to the Registrant does not differ from the
Prospectus contained in Post-Effective Amendment No. 11 ("Amendment No.
11") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 11 was filed electronically.

                             WADDELL & REED ADVISORS
                             ASSET STRATEGY FUND, INC.

Dated: December 20, 2000      By:  /s/Kristen A. Richards
                                   -----------------------
                                   Kristen A. Richards
                                   Vice President, Secretary and
                                   Associate General Counsel